Earnings Per Share	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding during the reported period. Diluted EPS assumes the issuance of common shares pursuant to stock-based compensation plans at the beginning of the applicable period unless the effect of such issuance would be anti-dilutive (refer to Note 11—Stock-Based Compensation). As of September 30, 2015, there were no outstanding stock options. There were no anti-dilutive shares for any of the periods presented. The following table reflects the computation of our basic and diluted EPS for the fiscal years ended September 30, 2015, 2014 and 2013.

Basic and Diluted EPS
	Years Ended September 30,
(In thousands, except per share data)	2015	2014	2013
Basic earnings per average common share:

Net income applicable to common stock	$131,259	$105,940	$80,253

Average common shares outstanding—basic	49,794	51,759	51,697

Basic earnings per average common share	$2.64	$2.05	$1.55
Diluted earnings per average common share:

Net income applicable to common stock	$131,259	$105,940	$80,253
Average common shares outstanding—basic	49,794	51,759	51,697

Stock-based compensation plans	266	11	111
Total average common shares outstanding—diluted	50,060	51,770	51,808

Diluted earnings per average common share	$2.62	$2.05	$1.55